Provisions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Nov. 30, 2021	Oct. 31, 2021
Disclosure of other provisions [line items]
Restructuring provision				$ 62
Expense of restructuring activities	$ 354	$ 85
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized	50,000	$ 41,000	$ 165
Other operating segment [Member]
Disclosure of other provisions [line items]
Non-current restructuring provision	$ 316